Impact on the results of operations of transactions between the Corporation and PRLP 2011 Holdings, LLC (Detail) (Interest Income Member, Prlp2011 Holdings Llc Joint Venture [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
100%
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 2,688
75.1% majority interest
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	2,019
Popular's 24.9% (elimination interest)
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 669